Annual Total Returns[BarChart] - SA Multi-Managed Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.50%)	13.30%	22.00%	9.70%	1.98%	5.70%	16.56%	(4.14%)	20.54%	46.64%